OPTIONS AND WARRANTS	12 Months Ended
Mar. 31, 2023
Options And Warrants
OPTIONS AND WARRANTS

NOTE 13- OPTIONS AND WARRANTS

The Company has not granted any options since inception.

On April 14, 2021, the Company entered into a securities purchase agreement in which 10,000,000 warrants were also issued, which are exercisable for a period of five years after issuance at an initial exercise price of $0.75 per share, subject to certain adjustments, as provided in the Warrants (see Note 12 for more discussion)

Additionally, as noted in Note 12, on November 22, 2021, 3,739,000 shares of common stock warrants, with an exercise price of $0.75, were issued in relation to a waiver. As part of the waiver, the exercise price on the existing warrants to purchase 10,000,000 shares of common stock was reduced to $0.35.

In connection with the November 22, 2021 sale of Series E Preferred Stock (Note 12), 1,500,000 options were issued, as well as approximately 270,000 warrants were issued to placement agents. Additionally, in relation to the December 15, 2021, convertible note (Note 9) there were 3,000,000 warrants issued to placement agents with a fair value.

No warrants were issued in the year ended March 31, 2023, nor were any warrants exercised nor expired. The outstanding warrants have an average strike price of $0.47, with remaining terms from 3 years to 3.72 years.

All of the warrants issued have been recognized as a liability, based on the fact it as it is not known if there will be sufficient authorized shares to be issued upon settlement.

The 18,573,116 warrants outstanding as of March 31, 2023, were revalued as of year-end for a fair value of $355,000, with a decrease in the fair value of $3,568,000 recognized on the Statement of Operations. The fair value was estimated using Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.05; a risk-free interest rate of 3.81%, the expected volatility of the Company’s common stock of 121.0%; the estimated remaining term, a dividend rate of 0%,